Employment Benefits - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 JPY (¥) yr	Dec. 31, 2017 JPY (¥) yr	Dec. 31, 2016 JPY (¥)
Disclosure of defined benefit plans [line items]
Expenses recognized in Consolidated Statements of Profit or Loss in relation to the defined contribution plans	¥ 97,000,000	¥ 47,000,000	¥ 0
Employer contribution to be paid	¥ 126,000,000
Average duration of defined benefit plan obligations | yr	12.9	13.3
Bottom of Range [member]
Disclosure of defined benefit plans [line items]
Percentage of plan assets outstanding	90.00%